Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000017534 | United Therapeutics Corp.FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017534 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017534 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017534 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017534 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017534 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017534 | Dick's Sporting Goods, Inc.FR_253393102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017534 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017534 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017534 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017534 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017534 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017534 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017534 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017534 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017534 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017534 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017534 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017534 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017534 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158301 | United Therapeutics Corp.FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158301 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158301 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158301 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158301 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158301 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158301 | Dick's Sporting Goods, Inc.FR_253393102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158301 | Corpay, Inc.FR_219948106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158301 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158301 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000158301 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158301 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158301 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158301 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000158301 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158301 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158301 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158301 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158301 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158301 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017535 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017535 | Dick's Sporting Goods, Inc.FR_253393102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017535 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017535 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017535 | Arista Networks, Inc.FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017535 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017535 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017535 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000017535 | Incyte Corp.FR_45337C102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017535 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000017535 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017535 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000017535 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000017535 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017535 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017535 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000017535 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000017535 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017535 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017535 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000158302 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158302 | Dick's Sporting Goods, Inc.FR_253393102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000158302 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158302 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158302 | Arista Networks, Inc.FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158302 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158302 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000158302 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158302 | Incyte Corp.FR_45337C102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000158302 | Salesforce, Inc.FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158302 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000158302 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000158302 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000158302 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000158302 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158302 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000158302 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000158302 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000158302 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000158302 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000035926 | Unum GroupFR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035926 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035926 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035926 | SkyWest, Inc.FR_830879102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035926 | Adtalem Global Education, Inc.FR_00737L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035926 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035926 | MGIC Investment Corp.FR_552848103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035926 | Janus Henderson Group PLCFR_G4474Y214
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035926 | PulteGroup, Inc.FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000035926 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000035926 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035926 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035926 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000035926 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000035926 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000035926 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035926 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000035926 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000035926 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035926 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211480 | Unum GroupFR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211480 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211480 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211480 | SkyWest, Inc.FR_830879102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211480 | Adtalem Global Education, Inc.FR_00737L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211480 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000211480 | MGIC Investment Corp.FR_552848103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211480 | Janus Henderson Group PLCFR_G4474Y214
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211480 | PulteGroup, Inc.FR_745867101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211480 | Genpact Ltd.FR_G3922B107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211480 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000211480 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211480 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000211480 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000211480 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000211480 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000211480 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211480 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000211480 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000211480 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035927 | Unum GroupFR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035927 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035927 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035927 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035927 | MGIC Investment Corp.FR_552848103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035927 | Taylor Morrison Home Corp.FR_87724P106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035927 | Cargurus, Inc.FR_141788109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035927 | Catalyst Pharmaceuticals, Inc.FR_14888U101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035927 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035927 | Molina Healthcare, Inc.FR_60855R100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035927 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000035927 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000035927 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000035927 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000035927 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000035927 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000035927 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000035927 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000035927 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000035927 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017538 | Cargurus, Inc.FR_141788109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017538 | Evercore, Inc.FR_29977A105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017538 | Kontoor Brands, Inc.FR_50050N103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017538 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017538 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017538 | Frontdoor, Inc.FR_35905A109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017538 | Stifel Financial Corp.FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017538 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017538 | CommVault Systems, Inc.FR_204166102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017538 | Valvoline, Inc.FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017538 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017538 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017538 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017538 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017538 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017538 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017538 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017538 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017538 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017538 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017539 | Cargurus, Inc.FR_141788109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017539 | Evercore, Inc.FR_29977A105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017539 | Kontoor Brands, Inc.FR_50050N103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017539 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017539 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017539 | Frontdoor, Inc.FR_35905A109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017539 | Stifel Financial Corp.FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017539 | WESCO International, Inc.FR_95082P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017539 | CommVault Systems, Inc.FR_204166102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017539 | Valvoline, Inc.FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017539 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000017539 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017539 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017539 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017539 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000017539 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000017539 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017539 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000017539 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017539 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017540 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017540 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017540 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017540 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017540 | Booking Holdings, Inc.FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000017540 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017540 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017540 | Martin Marietta Materials, Inc.FR_573284106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017540 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000017540 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017540 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017540 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017540 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017540 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017540 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000017540 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000017540 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000017540 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000017540 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000017540 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164152 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164152 | Bank of New York Mellon Corp.FR_064058100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164152 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164152 | Arista Networks, Inc.FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164152 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000164152 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164152 | nVent Electric PLCFR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164152 | Zoom Video Communications, Inc.FR_98980L101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164152 | Gitlab, Inc.FR_37637K108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164152 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164152 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164152 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000164152 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164152 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164152 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164152 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164152 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164152 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164152 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164152 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164151 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164151 | Dick's Sporting Goods, Inc.FR_253393102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164151 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164151 | Toll Brothers, Inc.FR_889478103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164151 | CBRE Group, Inc.FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164151 | General Mills, Inc.FR_370334104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164151 | NXP Semiconductors NVFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164151 | AT&T, Inc.FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164151 | Omnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164151 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164151 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000164151 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000164151 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164151 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164151 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164151 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164151 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164151 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164151 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164151 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176162 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176162 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176162 | Allstate Corp.FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176162 | Fidelity National Information Services, Inc.FR_31620M106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176162 | Snap-on, Inc.FR_833034101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176162 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176162 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176162 | Ameriprise Financial, Inc.FR_03076C106
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000176162 | DTE Energy Co.FR_233331107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000176162 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176162 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176162 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176162 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000176162 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176162 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176162 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176162 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176162 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176162 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176162 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000017533 | Volvo ABFR_B1QH83908
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017533 | Intesa Sanpaolo SpAFR_407683002
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017533 | Canadian Imperial Bank of CommerceFR_136069952
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017533 | Honda Motor Co. Ltd.FR_643514003
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017533 | Brambles Ltd.FR_B1FJ0C904
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017533 | Holcim AGFR_711075903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017533 | Cie de Saint-Gobain SAFR_738048909
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017533 | Deutsche Telekom AGFR_584235907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017533 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017533 | Nitto Denko Corp.FR_664180007
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017533 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017533 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017533 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017533 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017533 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000017533 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017533 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017533 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000017533 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000017533 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000017533 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000017533 | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000017533 | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000017533 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000017533 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017533 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000195215 | United Therapeutics Corp.FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195215 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195215 | Comcast Corp.FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195215 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195215 | Caterpillar, Inc.FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195215 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195215 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195215 | Bristol-Myers Squibb Co.FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195215 | CRH PLCFR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195215 | Owens CorningFR_690742101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195215 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000195215 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000195215 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000195215 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000195215 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000195215 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195215 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000195215 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195215 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195215 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195215 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000195216 | Stride, Inc.FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195216 | Adtalem Global Education, Inc.FR_00737L103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195216 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195216 | CareDx, Inc.FR_14167L103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195216 | Abercrombie & Fitch Co.FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000195216 | Teekay Tankers Ltd.FR_G8726X106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195216 | Interface, Inc.FR_458665304
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195216 | Zymeworks, Inc.FR_98985Y108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195216 | Tri Pointe Homes, Inc.FR_87265H109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195216 | Q2 Holdings, Inc.FR_74736L109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195216 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000195216 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000195216 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000195216 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000195216 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000195216 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000195216 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000195216 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195216 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195216 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195216 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195216 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000118430 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000118430 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000118430 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000090298 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	107.10%
C000090298 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000090298 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090298 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000173616 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	107.10%
C000173616 | AssetU.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000173616 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173616 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%